Income (Loss) Per Share - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 05, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021	Jun. 30, 2021	Apr. 15, 2021	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares outstanding and trading (in shares)			251,084,000	249,200,000		60,168,000	60,200,000
Share capital	$ 6,000	$ 6,000
Common stock, par value (in usd per share)			$ 0.01	$ 0.01		$ 0.00001
Stock option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the diluted net income per share (in shares)			6,100,000	11,900,000	12,500,000
Backstop Parties | Penny Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities called by warrants (in shares)	6,500,000	6,500,000
Exercise price of warrants (in usd per share)	$ 0.01	$ 0.01						$ 0.01
Ordinary Shares | Backstop Parties
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Plan of reorganization, number of shares exchanged	6,500,000	6,500,000
Class of Stock, To Be Determined One
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares outstanding and trading (in shares)	500,000,000	500,000,000
Common stock, par value (in usd per share)	$ 0.00001	$ 0.00001
Class of Stock, To Be Determined Two
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares outstanding and trading (in shares)	100,000,000	100,000,000
Common stock, par value (in usd per share)	$ 0.00001	$ 0.00001
Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Issuance of Successor common stock and warrants (in shares)	50,000,000	50,000,000
Shares outstanding and trading (in shares)	50,000,000	50,000,000	251,084,000	249,200,000	246,794,000	60,168,000	60,150,000		251,062,000	251,041,000	244,971,000